Barclays Bank PLC parent condensed balance sheet (Details) - GBP (£) £ in Millions		Jun. 30, 2018		Jan. 01, 2018 [2]	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Assets
Cash and balances at central banks		£ 121,800	[1]	£ 171,036	£ 171,036	[3]
Cash collateral and settlement balances		91,549	[1]	74,769	77,172	[3]
Loans and advances at amortised cost		134,820	[1]	317,744	324,590	[3]
Reverse repurchase agreements and other similar secured lending		533	[1]	597	12,546	[3]
Trading portfolio assets		116,554	[1]	114,168	113,755	[3]
Financial assets at fair value through the income statement		142,443	[1]		116,282	[3]
Derivative financial instruments		229,002	[1]	237,987	237,987	[3]
Financial investments		0	[1]		58,963	[3]
Financial assets at fair value through other comprehensive income		53,302	[1]	53,288	0	[3]
Investments in associates and joint ventures		713	[1]	699	718	[3]
Goodwill and intangible assets		1,330	[1]	4,885	4,885	[3]
Property, plant and equipment		951	[1]	1,519	1,519	[3]
Current tax assets		1,272	[1],[4]	376	376	[3],[4]
Deferred tax assets		3,247	[1],[4]	3,979	3,352	[3],[4]
Retirement benefit assets		1,124	[1],[4]	966	966	[3],[4]
Other assets		2,944	[1]	4,119	4,003	[3]
Assets included in disposal groups classified as held for sale		1,761	[1],[4]	1,193	1,193	[3],[4]
Total assets		903,345	[1]	1,127,536	1,129,343	[3]
Liabilities
Deposits at amortised cost		193,990	[1]	380,329	399,189	[3]
Cash collateral and settlement balances		85,448	[1]	65,925	68,143	[3]
Repurchase agreements and other similar secured borrowing		8,645	[1]	15,053	40,338	[3]
Debt securities in issue		57,905	[1]	69,386	69,386	[3]
Subordinated liabilities		17,190	[1],[4]	24,193	24,193	[3],[4]		£ 23,871
Trading portfolio liabilities		45,965	[1]	37,352	37,352	[3]
Financial liabilities designated at fair value		212,393	[1]		173,718	[3]
Derivative financial instruments		225,089	[1]	238,345	238,345	[3]
Current tax liabilities		667	[1],[4]	494	494	[3],[4]
Deferred tax liabilities	[4]	0	[1]		0	[3]
Retirement benefit liabilities		265	[1],[4]	287	287	[3],[4]
Other liabilities		4,601	[1]	8,862	8,862	[3]
Provisions		1,233	[1],[4]	3,643	3,302	[3],[4]
Liabilities included in disposal groups classified as held for sale		1,762	[1],[4]	0	0	[3],[4]
Total liabilities		855,153	[1]	£ 1,063,952	1,063,609	[3]
Equity
Called up share capital and share premium	[4]	14,453	[1]		14,453	[3]
Other reserves	[4]	3,071	[1]		3,808	[3]
Retained earnings		23,754	[1]		38,490	[3]
Other equity instruments	[4]	6,912	[1]		8,982	[3]
Total equity		48,192	[1]		65,734	[3]	£ 66,167	£ 70,955
Total liabilities and equity		903,345	[1]		1,129,343	[3]
Barclays Bank PLC
Assets
Cash and balances at central banks		115,924			165,713	[5]
Cash collateral and settlement balances		80,263			61,545	[5]
Loans and advances at amortised cost		163,028			364,670	[5]
Reverse repurchase agreements and other similar secured lending		3,796			22,964	[5]
Trading portfolio assets		80,903			79,836	[5]
Financial assets at fair value through the income statement		168,108			117,182	[5]
Derivative financial instruments		228,839			232,288	[5]
Financial investments		0			54,583	[5]
Financial assets at fair value through other comprehensive income	[6]	50,854			0	[5]
Investments in associates and joint ventures		138			165	[5]
Investments in subsidiaries		14,307			14,614	[5]
Goodwill and intangible assets		161			3,498	[5]
Property, plant and equipment		116			565	[5]
Current tax assets		1,008			115	[5]
Deferred tax assets		1,651			1,863	[5]
Retirement benefit assets		1,122			959	[5]
Other assets		2,321			4,440	[5]
Assets included in disposal groups classified as held for sale		1,761			0	[5]
Total assets		914,300			1,125,000	[5]
Liabilities
Deposits at amortised cost		228,174			427,185	[5]
Cash collateral and settlement balances		71,763			59,258	[5]
Repurchase agreements and other similar secured borrowing		15,579			49,883	[5]
Debt securities in issue		46,133			55,874	[5]
Subordinated liabilities		17,217			24,203	[5]
Trading portfolio liabilities		56,384			41,542	[5]
Financial liabilities designated at fair value		206,255			169,044	[5]
Derivative financial instruments		225,022			229,227	[5]
Current tax liabilities		439			242	[5]
Deferred tax liabilities		0			0	[5]
Retirement benefit liabilities		145			149	[5]
Other liabilities		2,992			7,331	[5]
Provisions		974			3,028	[5]
Liabilities included in disposal groups classified as held for sale		1,762			0	[5]
Total liabilities		872,839			1,066,966	[5]
Equity
Called up share capital and share premium		14,453			14,453	[5]
Other reserves		421			1,093	[5]
Retained earnings		19,675			33,506	[5]
Other equity instruments		6,912			8,982	[5]
Total equity		41,461			58,034	[5]
Total liabilities and equity		£ 914,300			£ 1,125,000	[5]

[1]

Does not include the UK banking business which was transferred on 1 April 2018 to Barclays Bank UK PLC. For details of the disposal of the business, refer to Note 2, Disposal of business and transfer of ownership of subsidiary on pages 23 to 24

[2]

The balance sheet as at 30 June 2018 is on an IFRS 9 basis and hence the IFRS 9 balance sheet as at 1 January 2018 has been used to disclose the disposal of the UK banking business . For further details refer to Note 19, Transition disclosures on pages 53 to 55

[3]

Barclays Bank Group introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages 17 to 22, within Note 19, Transition disclosures on pages 53 to 55 and the Credit risk disclosures on page 7

[4]	For notes to the Financial Statements see pages 17 to 56
[5]

B arclays B ank PLC introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The impact of this is as follows: ‘Items in the course of collection from other banks’ ( December 2 017: £1,011m) and ‘prepayments, accrued income and other assets’ ( December 2017: £3,429m) a re reported in ‘other assets’ (December 2 017: £4,440m). Equally, ‘items in the course of c ollection due to other banks’ (December 2 017: £446m) and ‘accruals, deferred income and other liabilities’ (December 2 017: £6,885m) are re ported in ‘other liabilities’ (December 2 017: £7 , 331m). ‘Loans and advances to banks’ (December 2 017: £37,255m) and ‘loa ns and a dvances to customers’ (December 2 017: £388,960) have been disaggregated, with £364,670m of these balances now reported in ‘loans and advances at amortised cost’ and £61,545m now reported in ‘cash collateral and settlement bala nces’. ‘Deposits from banks’ ( December 2 017: £38, 364m) and ‘customer accounts’ (December 2 017: £448,079m) have been disaggregated with £427,185m of these balances now reported in ‘deposits at amortised cost’ and £59,258m now reported in ‘cash collateral and settlement balances’

[6]	Compr ised of both designated and mandatory fair value assets